Insurance contracts linked to pensions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Assets arising from insurance contracts	€ 174	€ 192	€ 210
Banco Santander, S.A.
Disclosure of types of insurance contracts [line items]
Assets arising from insurance contracts	€ 174	€ 192	€ 210